(WFA U.S. Equity Funds - Classes A and C) | (Wells Fargo Capital Growth Fund)
 Investment Objective
The Fund seeks long-term capital appreciation.
 Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $10,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 66 and 67 of the Prospectus and "Additional Purchase and Redemption Information" on page 66 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 90 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Capital Growth Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - - (Wells Fargo Capital Growth Fund)		Class A	Class C
Management Fees		0.70%	0.70%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.56%	0.56%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.27%	2.02%
Fee Waivers		(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers	[1]	1.12%	1.87%
[1]	The Manager has contractually committed through November 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at 1.11% for Class A, and 1.86% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

 Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Capital Growth Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	683	941	1,218	2,008
Class C	290	619	1,074	2,336

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Capital Growth Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	190	619	1,074	2,336

 Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

 Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

  up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $439 million to $1.041 trillion, as of October 31, 2018, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

 Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

 Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 1st Quarter 2012	+18.52%
Lowest Quarter: 4th Quarter 2008	-26.64%
Year-to-date total return as of 9/30/2018 is +19.29%

Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Capital Growth Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Jul. 31, 2007	26.73%	14.01%	6.08%
Class A | (after taxes on distributions)	Jul. 31, 2007	22.16%	9.97%	4.06%
Class A | (after taxes on distributions and the sale of Fund Shares)	Jul. 31, 2007	18.08%	10.19%	4.34%
Class C	Jul. 31, 2007	32.43%	14.52%	5.92%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		30.21%	17.33%	10.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(WFA U.S. Equity Funds - Classes A and C) | (Wells Fargo Disciplined U.S. Core Fund)
 Investment Objective
The Fund seeks long-term capital appreciation.
 Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $10,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 66 and 67 of the Prospectus and "Additional Purchase and Redemption Information" on page 66 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 90 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Disciplined U.S. Core Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (Wells Fargo Disciplined U.S. Core Fund)		Class A	Class C
Management Fees		0.35%	0.35%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.48%	0.48%
Total Annual Fund Operating Expenses		0.83%	1.58%
Fee Waivers		none	none
Total Annual Fund Operating Expenses After Fee Waivers	[1]	0.83%	1.58%
[1]	The Manager has contractually committed through November 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at 0.87% for Class A, and 1.62% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

 Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Disciplined U.S. Core Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	655	825	1,009	1,541
Class C	261	499	860	1,878

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Disciplined U.S. Core Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	161	499	860	1,878

 Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

 Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of U.S. large-capitalization companies.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index at the time of purchase. The market capitalization range of the S&P 500 Index was approximately $4.047 billion to $1.041 trillion, as of October 31, 2018, and is expected to change frequently. Furthermore, we may use futures to manage risk or to enhance return.

We employ a risk controlled investment approach in seeking to construct a broadly diversified portfolio of companies with characteristics similar to the S&P 500 Index and a superior valuation and earnings profile. Our research, which utilizes a combination of quantitative methods and fundamental analysis, identifies companies based on valuation, earnings and trading momentum characteristics that give a comprehensive view of each company's relative valuation, operational and financial performance, and stock price behavior. Our approach seeks to achieve positive excess returns relative to the S&P 500 Index (which may include both value and growth stocks) by using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business.

 Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

 Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 3rd Quarter 2009	+14.89%
Lowest Quarter: 4th Quarter 2008	-20.75%
Year-to-date total return as of 9/30/2018 is +6.73%

Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)	[2]
Average Annual Total Returns - (Wells Fargo Disciplined U.S. Core Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Feb. 28, 1990	13.56%	14.73%	7.76%
Class A | (after taxes on distributions)	Feb. 28, 1990	12.30%	11.85%	5.99%
Class A | (after taxes on distributions and the sale of Fund Shares)	Feb. 28, 1990	8.46%	11.00%	5.82%
Class C	Jun. 30, 1999	18.53%	15.23%	7.59%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		21.83%	15.79%	8.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(WFA U.S. Equity Funds - Classes A and C) | (Wells Fargo Endeavor Select Fund)
 Investment Objective
The Fund seeks long-term capital appreciation.
 Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $10,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 66 and 67 of the Prospectus and "Additional Purchase and Redemption Information" on page 66 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 90 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Endeavor Select Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (Wells Fargo Endeavor Select Fund)		Class A	Class C
Management Fees		0.70%	0.70%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.55%	0.55%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.26%	2.01%
Fee Waivers		(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers	[1]	1.21%	1.96%
[1]	The Manager has contractually committed through November 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at 1.20% for Class A, and 1.95% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

 Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Endeavor Select Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	691	947	1,222	2,006
Class C	299	626	1,078	2,334

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Endeavor Select Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	199	626	1,078	2,334

 Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

 Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities; and

  up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in the equity securities of approximately 30 to 40 companies that we believe offer the potential for capital growth. We may also invest in equity securities of foreign issuers through ADRs and similar investments. We select equity securities of companies of any size.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies; including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

 Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

 Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 1st Quarter 2012	+18.59%
Lowest Quarter: 4th Quarter 2008	-26.91%
Year-to-date total return as of 9/30/2018 is +20.83%

Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Endeavor Select Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Dec. 29, 2000	27.45%	13.45%	6.21%
Class A | (after taxes on distributions)	Dec. 29, 2000	21.50%	8.45%	3.78%
Class A | (after taxes on distributions and the sale of Fund Shares)	Dec. 29, 2000	19.83%	9.68%	4.45%
Class C	Dec. 29, 2000	33.04%	13.94%	6.04%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		30.21%	17.33%	10.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(WFA U.S. Equity Funds - Classes A and C) | (Wells Fargo Growth Fund)
 Investment Objective
The Fund seeks long-term capital appreciation.
 Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $10,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 66 and 67 of the Prospectus and "Additional Purchase and Redemption Information" on page 66 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 90 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Growth Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (Wells Fargo Growth Fund)		Class A	Class C
Management Fees		0.70%	0.70%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.48%	0.48%
Total Annual Fund Operating Expenses		1.18%	1.93%
Fee Waivers		(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waivers	[1]	1.16%	1.91%
[1]	The Manager has contractually committed through November 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

 Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Growth Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	686	926	1,185	1,923
Class C	294	604	1,040	2,252

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Growth Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	194	604	1,040	2,252

 Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

 Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities; and

  up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We may invest in the equity securities of companies of any market capitalization. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

 Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

 Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 1st Quarter 2012	+19.37%
Lowest Quarter: 4th Quarter 2008	-22.95%
Year-to-date total return as of 9/30/2018 is +21.50%

Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)	[3]
Average Annual Total Returns - (Wells Fargo Growth Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Feb. 24, 2000	26.84%	12.19%	9.53%
Class A | (after taxes on distributions)	Feb. 24, 2000	19.30%	8.27%	7.58%
Class A | (after taxes on distributions and the sale of Fund Shares)	Feb. 24, 2000	21.32%	9.20%	7.57%
Class C	Dec. 26, 2002	32.63%	12.68%	9.36%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)		29.59%	17.16%	9.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(WFA U.S. Equity Funds - Classes A and C) | (Wells Fargo Intrinsic Value Fund)
 Investment Objective
The Fund seeks long-term capital appreciation.
 Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $10,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 66 and 67 of the Prospectus and "Additional Purchase and Redemption Information" on page 66 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 90 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Intrinsic Value Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - - (Wells Fargo Intrinsic Value Fund)		Class A	Class C
Management Fees		0.69%	0.69%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.49%	0.49%
Total Annual Fund Operating Expenses		1.18%	1.93%
Fee Waivers		(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waivers	[1]	1.11%	1.86%
[1]	The Manager has contractually committed through November 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

 Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Intrinsic Value Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	682	922	1,180	1,919
Class C	289	599	1,035	2,248

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Intrinsic Value Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	189	599	1,035	2,248

 Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

 Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

  up to 20% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $439 million to $1.041 trillion, as of October 31, 2018, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

 Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

 Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 2nd Quarter 2009	+18.28%
Lowest Quarter: 4th Quarter 2008	-20.37%
Year-to-date total return as of 9/30/2018 is +8.33%

Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)	[4]
Average Annual Total Returns - (Wells Fargo Intrinsic Value Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Aug. 01, 2006	9.00%	10.66%	6.54%
Class A | (after taxes on distributions)	Aug. 01, 2006	6.93%	8.65%	5.20%
Class A | (after taxes on distributions and the sale of Fund Shares)	Aug. 01, 2006	6.78%	8.23%	5.12%
Class C	Aug. 01, 2006	13.78%	11.13%	6.36%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		13.66%	14.04%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(WFA U.S. Equity Funds - Classes A and C) | (Wells Fargo Large Cap Core Fund)
 Investment Objective
The Fund seeks long-term capital appreciation.
 Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $10,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 66 and 67 of the Prospectus and "Additional Purchase and Redemption Information" on page 66 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 90 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Large Cap Core Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - - (Wells Fargo Large Cap Core Fund)		Class A	Class C
Management Fees		0.68%	0.68%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.50%	0.50%
Total Annual Fund Operating Expenses		1.18%	1.93%
Fee Waivers		(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers	[1]	1.08%	1.83%
[1]	The Manager has contractually committed through November 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

 Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Large Cap Core Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	679	919	1,178	1,916
Class C	286	596	1,033	2,246

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Large Cap Core Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	186	596	1,033	2,246

 Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

 Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

  up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index at the time of purchase. The market capitalization range of the S&P 500 Index was approximately $4.047 billion to $1.041 trillion, as of October 31, 2018, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers we deem to have significant alcohol, gaming or tobacco business.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile. This disciplined process leads to a focused, target portfolio of approximately 50 securities that are diversified among major economic sectors.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

 Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

 Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 1st Quarter 2012	+15.12%
Lowest Quarter: 4th Quarter 2008	-19.71%
Year-to-date total return as of 9/30/2018 is +8.47%

Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)	[5]
Average Annual Total Returns - (Wells Fargo Large Cap Core Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Dec. 17, 2007	16.16%	14.90%	7.25%
Class A | (after taxes on distributions)	Dec. 17, 2007	15.68%	14.65%	7.06%
Class A | (after taxes on distributions and the sale of Fund Shares)	Dec. 17, 2007	9.54%	11.99%	5.85%
Class C	Dec. 17, 2007	21.34%	15.43%	7.11%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		21.83%	15.79%	8.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(WFA U.S. Equity Funds - Classes A and C) | (Wells Fargo Large Cap Growth Fund)
 Investment Objective
The Fund seeks long-term capital appreciation.
 Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $10,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 66 and 67 of the Prospectus and "Additional Purchase and Redemption Information" on page 66 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 90 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Large Cap Growth Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (Wells Fargo Large Cap Growth Fund)		Class A	Class C
Management Fees		0.68%	0.68%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.49%	0.49%
Total Annual Fund Operating Expenses		1.17%	1.92%
Fee Waivers		(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers	[1]	1.07%	1.82%
[1]	The Manager has contractually committed through November 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

 Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Large Cap Growth Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	678	916	1,173	1,905
Class C	285	593	1,027	2,235

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Large Cap Growth Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	185	593	1,027	2,235

 Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

 Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

  up to 25% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $439 million to $1.041 trillion, as of October 31, 2018, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

 Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

 Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 1st Quarter 2012	+17.94%
Lowest Quarter: 4th Quarter 2008	-22.21%
Year-to-date total return as of 9/30/2018 is +20.39%

Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)	[6]
Average Annual Total Returns - (Wells Fargo Large Cap Growth Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Jul. 30, 2010	25.28%	13.40%	7.80%
Class A | (after taxes on distributions)	Jul. 30, 2010	19.64%	11.40%	6.85%
Class A | (after taxes on distributions and the sale of Fund Shares)	Jul. 30, 2010	18.90%	10.54%	6.26%
Class C	Jul. 30, 2010	30.89%	13.89%	7.65%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		30.21%	17.33%	10.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(WFA U.S. Equity Funds - Classes A and C) | (Wells Fargo Large Company Value Fund)
 Investment Objective
The Fund seeks long-term capital appreciation.
 Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $10,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 66 and 67 of the Prospectus and "Additional Purchase and Redemption Information" on page 66 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 90 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Large Company Value Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (Wells Fargo Large Company Value Fund)		Class A	Class C
Management Fees		0.40%	0.40%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.54%	0.54%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		0.95%	1.70%
Fee Waivers		(0.11%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Waivers	[1]	0.84%	1.59%
[1]	The Manager has contractually committed through November 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at 0.83% for Class A, and 1.58% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

 Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Large Company Value Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	656	850	1,060	1,665
Class C	262	525	913	1,999

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Large Company Value Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	162	525	913	1,999

 Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 258% of the average value of its portfolio.

 Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies.

We invest principally in equity securities of U.S. large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $439 million to $1.041 trillion, as of October 31, 2018, and is expected to change frequently. Furthermore, we may use futures contracts to equitize uninvested cash.

We construct a diversified portfolio of large capitalization equity securities that we believe, based on the use of a proprietary quantitative investment process, will outperform the broad market (net of fees) while maintaining a risk profile similar to the Russell 1000® Value Index. In an attempt to minimize the likelihood and magnitude of underperformance versus the Russell 1000® Value Index, under normal market conditions, the Fund will seek to create a portfolio with sector exposures, as well as value and market capitalization characteristics that are relatively consistent with that index. We monitor the risk-return tradeoff of the overall portfolio, and will either rebalance the portfolio or sell one or more individual securities when our expected return targets are reached, or when portfolio risks increase beyond acceptable levels.

 Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

 Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 3rd Quarter 2009	+17.51%
Lowest Quarter: 4th Quarter 2008	-21.64%
Year-to-date total return as of 9/30/2018 is +3.41%

Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)	[7]
Average Annual Total Returns - (Wells Fargo Large Company Value Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Mar. 31, 2008	8.63%	10.99%	5.36%
Class A | (after taxes on distributions)	Mar. 31, 2008	3.31%	8.38%	3.83%
Class A | (after taxes on distributions and the sale of Fund Shares)	Mar. 31, 2008	9.06%	8.45%	4.08%
Class C	Mar. 31, 2008	13.41%	11.47%	5.21%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		13.66%	14.04%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(WFA U.S. Equity Funds - Classes A and C) | (Wells Fargo Low Volatility U.S. Equity Fund)
 Investment Objective
The Fund seeks long-term capital appreciation.
 Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $10,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 66 and 67 of the Prospectus and "Additional Purchase and Redemption Information" on page 66 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 90 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Low Volatility U.S. Equity Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - - (Wells Fargo Low Volatility U.S. Equity Fund)		Class A	Class C
Management Fees		0.40%	0.40%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		1.15%	1.15%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.56%	2.31%
Fee Waivers		(0.82%)	(0.82%)
Total Annual Fund Operating Expenses After Fee Waivers	[1]	0.74%	1.49%
[1]	The Manager has contractually committed through November 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at 0.73% for Class A, and 1.48% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

 Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Low Volatility U.S. Equity Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	646	963	1,303	2,259
Class C	252	643	1,161	2,583

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Low Volatility U.S. Equity Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	152	643	1,161	2,583

 Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.

 Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of domestic issuers.

In pursuing the Fund's investment objective, we seek to produce returns that are similar to those of the Russell 1000® Index, but with lower volatility over a full market cycle. We may invest in equity securities of any market capitalization, but will primarily invest in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $439 million to $1.041 trillion, as of October 31, 2018. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Our investment process uses multiple risk models to evaluate and forecast the risks for all constituents of the Russell 1000® Index. We then construct a diversified portfolio of stocks with below average forecasted risk characteristics in an effort to achieve market-like returns with considerably less volatility than the U.S. equity market as a whole. We monitor the portfolio's overall risk and the risk of each individual security and either rebalance the portfolio or sell one or more individual securities when those risks increase beyond acceptable levels.

 Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

 Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 1st Quarter 2017	+4.78%
Lowest Quarter: 3rd Quarter 2017	+1.08%
Year-to-date total return as of 9/30/2018 is +3.07%

Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Low Volatility U.S. Equity Fund) -	Inception Date of Share Class	1 Year	5 Years	Performance Since 10/31/2016
Class A	Oct. 31, 2016	5.79%		9.52%
Class A | (after taxes on distributions)	Oct. 31, 2016	4.77%		8.47%
Class A | (after taxes on distributions and the sale of Fund Shares)	Oct. 31, 2016	3.65%		6.97%
Class C	Oct. 31, 2016	10.42%		14.38%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)		21.69%		24.27%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(WFA U.S. Equity Funds - Classes A and C) | (Wells Fargo Omega Growth Fund)
 Investment Objective
The Fund seeks long-term capital appreciation.
 Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $10,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 66 and 67 of the Prospectus and "Additional Purchase and Redemption Information" on page 66 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 90 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Omega Growth Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (Wells Fargo Omega Growth Fund)		Class A	Class C
Management Fees		0.78%	0.78%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.50%	0.50%
Total Annual Fund Operating Expenses		1.28%	2.03%
Fee Waivers		none	none
Total Annual Fund Operating Expenses After Fee Waivers	[1]	1.28%	2.03%
[1]	The Manager has contractually committed through November 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at 1.30% for Class A, and 2.05% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

 Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Omega Growth Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	698	958	1,237	2,031
Class C	306	637	1,093	2,358

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Omega Growth Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	206	637	1,093	2,358

 Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

 Principal Investment Strategies

Under normal circumstances,

  the Fund invests at least 80% of its total assets in equity securities; and

  may invest up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments.

We may invest in the equity securities of companies of any market capitalization. We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround-the-company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

 Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

 Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 1st Quarter 2012	+19.27%
Lowest Quarter: 4th Quarter 2008	-19.41%
Year-to-date total return as of 9/30/2018 is +19.13%

Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)	[8]
Average Annual Total Returns - (Wells Fargo Omega Growth Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Apr. 29, 1968	26.61%	12.99%	9.84%
Class A | (after taxes on distributions)	Apr. 29, 1968	22.80%	10.31%	8.46%
Class A | (after taxes on distributions and the sale of Fund Shares)	Apr. 29, 1968	18.18%	9.85%	7.84%
Class C	Aug. 02, 1993	32.31%	13.49%	9.67%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)		29.59%	17.16%	9.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(WFA U.S. Equity Funds - Classes A and C) | (Wells Fargo Premier Large Company Growth Fund)
 Investment Objective
The Fund seeks long-term capital appreciation.
 Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $10,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 66 and 67 of the Prospectus and "Additional Purchase and Redemption Information" on page 66 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 90 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Premier Large Company Growth Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (Wells Fargo Premier Large Company Growth Fund)		Class A	Class C
Management Fees		0.66%	0.66%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.49%	0.49%
Total Annual Fund Operating Expenses		1.15%	1.90%
Fee Waivers		(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers	[1]	1.11%	1.86%
[1]	The Manager has contractually committed through November 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

 Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Premier Large Company Growth Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	682	916	1,168	1,889
Class C	289	593	1,023	2,219

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Premier Large Company Growth Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	189	593	1,023	2,219

 Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

 Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

  up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $439 million to $1.041 trillion, as of October 31, 2018, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

 Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

 Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 1st Quarter 2012	+18.49%
Lowest Quarter: 4th Quarter 2008	-18.80%
Year-to-date total return as of 9/30/2018 is +21.65%

Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)	[9]
Average Annual Total Returns - (Wells Fargo Premier Large Company Growth Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Jan. 20, 1998	26.26%	12.41%	9.39%
Class A | (after taxes on distributions)	Jan. 20, 1998	19.59%	10.23%	8.26%
Class A | (after taxes on distributions and the sale of Fund Shares)	Jan. 20, 1998	20.30%	9.74%	7.63%
Class C	Jan. 22, 1998	31.98%	12.92%	9.22%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		30.21%	17.33%	10.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	Historical performance shown for Classes A and C shares of the Fund prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Enhanced S&P 500 Fund.
[3]	Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares through June 19, 2008 includes Advisor Class expenses.
[4]	Historical performance shown for Classes A and C shares prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Intrinsic Value Fund.
[5]	Historical performance shown for Classes A and C shares of the Fund prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Golden Large Cap Core Fund.
[6]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to the Class C shares.
[7]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the Investor Class shares (except during those periods in which the expenses of Class A shares would have been higher than those of the former Investor Class shares). If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares.
[8]	Historical performance shown for Classes A and C shares prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Omega Fund.
[9]	Historical performance shown for Classes A and C shares prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Large Company Growth Fund.